Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000127985
Shareholder Report [Line Items]
Fund Name	OnTrack Core Fund
Trading Symbol	OTRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OnTrack Core Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ontrackcore.com/funddocuments. You can also request this information by contacting us at (855) 747-9555.
Additional Information Phone Number	(855) 747-9555
Additional Information Website	www.ontrackcore.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$143	2.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	2.81%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund gained 4.95% for the six months ending June 30, 2026.  The Bloomberg 1-3 Months U.S. Treasury Bill index, the Fund’s primary benchmark, earned 1.80% for the same period.

Strategy

The OnTrack Core Fund seeks total return while keeping the Fund’s volatility and downside risk below that of major equity market indices. We use a flexible approach that emphasizes capital preservation but allows us to adopt a less conservative posture and to increase emphasis on capital appreciation when we believe additional risk is warranted by favorable market conditions.

Techniques

The market environment entering 2026 was constructive. Growth remained solid, the labor market did not exhibit stress and inflation continued to moderate at the margin. Consistent with these conditions, the Fund was fully invested and leveraged, emphasizing low-volatility bond and income funds, with a meaningful allocation to emerging-market bond strategies. The market environment weakened in March with the U.S.-Iran conflict which drove a sharp rise in oil prices, adding renewed inflation pressure at a time when inflation was sticky. At the same time, weaker economic data reduced expectations for the Fed to cut rates. Concerns around AI-driven disruption contributed to increased volatility and a loss of market momentum. We quickly moved the Fund to a defensive position following the onset of the Middle East conflict. While the hostilities between the U.S. and Iran remained unresolved in April, investor sentiment improved as fears of a prolonged disruption eased. As market conditions stabilized, and uptrends reasserted themselves, we gradually increased the Fund’s exposure so that by the end of April, the Fund was fully invested although not leveraged, reflecting a balanced approach. During May, we adjusted allocations modestly by reducing exposure to several lower-performing preferred stock and income-oriented funds and increased exposure to market neutral strategies. We made minor adjustments to the Fund in June, adding a modest amount of leverage. The bulk of the portfolio remained invested in emerging market bond funds and market neutral funds. The Fund continues to strive to be an attractive alternative for investors seeking moderate long-term returns with relatively low volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	OnTrack Core Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bills: 1-3 Months	S&P 500 Index TR
Jun-2016	$10,000	$10,000	$10,000	$10,000
Jun-2017	$10,898	$9,969	$10,045	$11,790
Jun-2018	$10,968	$9,929	$10,175	$13,484
Jun-2019	$11,055	$10,710	$10,405	$14,889
Jun-2020	$13,026	$11,646	$10,559	$16,006
Jun-2021	$15,183	$11,607	$10,566	$22,536
Jun-2022	$14,456	$10,413	$10,585	$20,144
Jun-2023	$13,889	$10,315	$10,979	$24,091
Jun-2024	$15,026	$10,587	$11,583	$30,006
Jun-2025	$15,001	$11,230	$12,134	$34,556
Jun-2026	$16,511	$11,656	$12,614	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
OnTrack Core Fund	4.95%	10.07%	1.69%	5.14%
Bloomberg U.S. Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bills: 1-3 Months	1.80%	3.96%	3.61%	2.35%
S&P 500 Index TR	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 19,959,820
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 247,041
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$19,959,820 Number of Portfolio Holdings13 Advisory Fee $247,041 Portfolio Turnover164%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	1.4%
Exchange-Traded Funds	3.1%
Open End Funds	95.5%

Security Type Weighting (% of total (including notional) exposure)

Table Summary
Value	Value
Cash & Equivalent	1%
Income-International	5%
Fixed Income - Other	40%
Alternatives	54%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Absolute Convertible Arbitrage Fund Institutional Class	19.8%
Eaton Vance Emerging Markets Debt Opportunities Fund Class I	15.3%
Miller Market Neutral Income Fund Class I	15.2%
Victory Pioneer CAT Bond Fund Class Y	10.2%
Catalyst/Millburn Hedge Strategy Fund Class I	10.2%
American Beacon Developing World Income Fund Class Y	10.1%
BlackRock Global Equity Market Neutral Fund Institutional Class	7.7%
Eaton Vance Global Macro Absolute Return Advantage Fund Class I	5.1%
Pacer Aristotle Pacific Floating Rate High Income ETF	3.0%
Fidelity Government Portfolio Institutional Class, 3.520%,	0.7%

Updated Prospectus Web Address	www.ontrackcore.com/funddocuments
C000121122
Shareholder Report [Line Items]
Fund Name	OnTrack Core Fund
Trading Symbol	OTRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OnTrack Core Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ontrackcore.com/funddocuments. You can also request this information by contacting us at (855) 747-9555.
Additional Information Phone Number	(855) 747-9555
Additional Information Website	www.ontrackcore.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$134	2.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.63%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund gained 5.04% for the six months ending June 30, 2026.  The Bloomberg 1-3 Months U.S. Treasury Bill index, the Fund’s primary benchmark, earned 1.80% for the same period.

Strategy

The OnTrack Core Fund seeks total return while keeping the Fund’s volatility and downside risk below that of major equity market indices. We use a flexible approach that emphasizes capital preservation but allows us to adopt a less conservative posture and to increase emphasis on capital appreciation when we believe additional risk is warranted by favorable market conditions.

Techniques

The market environment entering 2026 was constructive. Growth remained solid, the labor market did not exhibit stress and inflation continued to moderate at the margin. Consistent with these conditions, the Fund was fully invested and leveraged, emphasizing low-volatility bond and income funds, with a meaningful allocation to emerging-market bond strategies. The market environment weakened in March with the U.S.-Iran conflict which drove a sharp rise in oil prices, adding renewed inflation pressure at a time when inflation was sticky. At the same time, weaker economic data reduced expectations for the Fed to cut rates. Concerns around AI-driven disruption contributed to increased volatility and a loss of market momentum. We quickly moved the Fund to a defensive position following the onset of the Middle East conflict. While the hostilities between the U.S. and Iran remained unresolved in April, investor sentiment improved as fears of a prolonged disruption eased. As market conditions stabilized, and uptrends reasserted themselves, we gradually increased the Fund’s exposure so that by the end of April, the Fund was fully invested although not leveraged, reflecting a balanced approach. During May, we adjusted allocations modestly by reducing exposure to several lower-performing preferred stock and income-oriented funds and increased exposure to market neutral strategies. We made minor adjustments to the Fund in June, adding a modest amount of leverage. The bulk of the portfolio remained invested in emerging market bond funds and market neutral funds. The Fund continues to strive to be an attractive alternative for investors seeking moderate long-term returns with relatively low volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	OnTrack Core Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bills: 1-3 Months	S&P 500 Index TR
Jun-2016	$10,000	$10,000	$10,000	$10,000
Jun-2017	$10,922	$9,969	$10,045	$11,790
Jun-2018	$11,017	$9,929	$10,175	$13,484
Jun-2019	$11,120	$10,710	$10,405	$14,889
Jun-2020	$13,132	$11,646	$10,559	$16,006
Jun-2021	$15,336	$11,607	$10,566	$22,536
Jun-2022	$14,623	$10,413	$10,585	$20,144
Jun-2023	$14,079	$10,315	$10,979	$24,091
Jun-2024	$15,255	$10,587	$11,583	$30,006
Jun-2025	$15,258	$11,230	$12,134	$34,556
Jun-2026	$16,827	$11,656	$12,614	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
OnTrack Core Fund	5.04%	10.28%	1.87%	5.34%
Bloomberg U.S. Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bills: 1-3 Months	1.80%	3.96%	3.61%	2.35%
S&P 500 Index TR	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 19,959,820
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 247,041
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$19,959,820 Number of Portfolio Holdings13 Advisory Fee $247,041 Portfolio Turnover164%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	1.4%
Exchange-Traded Funds	3.1%
Open End Funds	95.5%

Security Type Weighting (% of total (including notional) exposure)

Table Summary
Value	Value
Cash & Equivalent	1%
Income-International	5%
Fixed Income - Other	40%
Alternatives	54%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Absolute Convertible Arbitrage Fund Institutional Class	19.8%
Eaton Vance Emerging Markets Debt Opportunities Fund Class I	15.3%
Miller Market Neutral Income Fund Class I	15.2%
Victory Pioneer CAT Bond Fund Class Y	10.2%
Catalyst/Millburn Hedge Strategy Fund Class I	10.2%
American Beacon Developing World Income Fund Class Y	10.1%
BlackRock Global Equity Market Neutral Fund Institutional Class	7.7%
Eaton Vance Global Macro Absolute Return Advantage Fund Class I	5.1%
Pacer Aristotle Pacific Floating Rate High Income ETF	3.0%
Fidelity Government Portfolio Institutional Class, 3.520%,	0.7%

Updated Prospectus Web Address	www.ontrackcore.com/funddocuments

[1]	Annualized
[2]	Annualized